Share-Based Compensation - Additional Information (Detail) - USD ($)						12 Months Ended
	Mar. 17, 2015	Dec. 01, 2014	Nov. 21, 2014	Oct. 14, 2014	Apr. 14, 2014	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period						67,646	61,350
Share-based compensation costs						$ 806,730	$ 728,616
Vesting period						5 years
Expected term (in years)					6 years 6 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years			4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months			6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized						$ 179,440	$ 686,170
Total compensation cost not yet recognized period for recognition						3 months 15 days	10 months 17 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant						3,000,000
Total compensation cost not yet recognized						$ 1,652,126	$ 1,271,473
2013 Long Term Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized period for recognition						1 year 8 months 12 days	2 years 4 months 6 days
2013 Long Term Incentive Plan [Member] | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs						$ 835,893	$ 393,689
2008 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vested, total fair value						$ 856,575	$ 1,802,463
Officers and Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		2,500
Weighted average value, per share		$ 19.59
Officers and Management [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term						Vest on the third anniversary of the grant date.
Officers And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 years
Share-based Compensation, expiration period						10 years
Officers And Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares	158,885			30,000	197,055
Weighted average value, per share	$ 7.90			$ 6.23	$ 7.45
Options at a strike price	$ 17.80			$ 23.18	$ 24.29
Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vested, total fair value			$ 65,000		$ 254,986
Granted, Number of shares	16,854		5,000		12,348
Weighted average value, per share	$ 17.80		$ 23.50		$ 24.29